Related Party Transactions (Details 3) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Loans from key management personnel
Beginning of the year			$ 772,397
Loans advanced		500,000	500,000
Loans repayments made		(500,000)	(1,250,000)
Fees and interest charged		20,342	56,610
Fees and interest paid		(20,342)	(79,007)
End of year